Commitments & Contingencies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Sale of stock price per share	$ 10.00	$ 10.00	$ 10.00
Deferred underwriting fees payable	$ 9,660,000	$ 9,660,000
Underwriting Agreement [Member]
Cash paid underwriting discount	$ 5,520,000	$ 5,520,000
Sale of stock price per share	$ 0.20	$ 0.20
Sale of stock, shares issued	27,600,000	27,600,000
Deferred fee underwriters price per units	$ 0.35	$ 0.35
Proceeds from deferred fee underwriters sold in public offering	24,000,000	24,000,000
Proceeds from deferred fee underwriters	$ 8,400,000	$ 8,400,000
Deferred underwriting fees payable	$ 9,660,000	$ 9,660,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Sale of stock, shares issued	3,600,000	3,600,000
Proceeds from deferred fee underwriters	$ 1,260,000	$ 1,260,000